Segment Information (Details) - Schedule of information of major customers - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Customer A [Member]
Segment Information (Details) - Schedule of information of major customers [Line Items]
Revenue	$ 5,388,482
Segment	Security Convergence	Not applicable		Not applicable
Customer B [Member]
Segment Information (Details) - Schedule of information of major customers [Line Items]
Revenue	$ 3,691,803
Segment	Security Convergence	Not applicable		Not applicable
Customer C [Member]
Segment Information (Details) - Schedule of information of major customers [Line Items]
Revenue		$ 6,592,017		$ 11,389,949
Segment	Not applicable		[1]		[1]
Customer D [Member]
Segment Information (Details) - Schedule of information of major customers [Line Items]
Revenue		$ 3,696,945		$ 5,136,502
Segment	Not applicable	Video IoT		Video IoT

[1]	The Group sells products from both segments, Video IoT and security convergence.